Leases - Summary of Cash Flow Information Related to Leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	¥ 486,260	¥ 289,456	¥ 132,440
Operating cash outflows from finance leases (interest payments)	22,846	0	0
Financing cash outflows from finance leases	15,355	0	0
Leased assets obtained in exchange for operating lease liabilities	1,162,151	1,329,021	130,560
Leased assets obtained in exchange for finance lease liabilities	¥ 1,001,820	¥ 0	¥ 0